Audit fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Audit fees
Audit fees (1)	$ 1,979	$ 1,394	$ 1,183
Audit-related fees	330	380	267
Tax fees (2)			79
Total	$ 2,309	$ 1,774	$ 1,529